Shareholders' Equity - Additional Information (Details)		12 Months Ended
	Jun. 07, 2022	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares
Founder Share
Class of Stock [Line Items]
Percentage of aggregate voting power of founder share	40.00%
Common shares authorized (in shares) | shares		1	1
Class A Subordinate Voting
Class of Stock [Line Items]
Share split ratio	10
Voting rights (in votes per share)		1
Class B Multiple Voting
Class of Stock [Line Items]
Share split ratio	10
Voting rights (in votes per share)		10
Voting shares convertible (per share)		1